TRADE ACCOUNTS RECEIVABLE - Summary (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable - net, Book Value	R$ 5,414,075	R$ 3,737,270
Gross cost | in Brazil
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable - net, Book Value	2,640,011	2,081,740
Gross cost | exports from Brazil
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable - net, Book Value	249,834	26,121
Gross cost | outside of Brazil
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable - net, Book Value	2,632,002	1,766,555
Accumulated impairment losses
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable - net, Book Value	R$ (107,772)	R$ (137,146)